Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 14, 2023
Discontinued Operations [Line Items]
Cash distributed to shareholders	$ 2,852,106
Net assets value distributed to shareholders				$ 7,014,594
Cash flows from operating activities		$ 1,904,163	$ 6,638,275
Cash flows from financing activities		11,928,000
Cash flows from investing activities
Loan Agreement [Member]
Discontinued Operations [Line Items]
Maturity date	Jul. 13, 2024
Principal amount	$ 2,852,106